Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

18. Segment information:

The Company has three reportable segments from which it derives its revenues: Drybulk, Tanker and Drilling segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of trading of the drilling rigs and drillships through ownership and trading of such drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The tables below present information about the Company's reportable segments as of and for the years ended December 31, 2011, 2012 and 2013.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment			Drilling Segment			Tanker Segment			TOTAL

	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013

Revenues	$ 365,361	$ 227,141	$ 191,024	$ 699,649	$ 941,903	$ 1,180,250	$ 12,652	$ 41,095	$ 120,740	$ 1,077,662	$ 1,210,139	$ 1,492,014

Vessels and rigs/ drillships operating expenses	81,947	69,640	78,594	281,833	563,583	504,957	9,342	16,499	26,214	373,122	649,722	609,765
Depreciation and amortization	103,436	94,716	96,624	164,632	225,650	236,689	6,213	15,092	24,059	274,281	335,458	357,372
(Gain)/loss on sale of assets	2,603	1,046	-	754	133	-	-	-	-	3,357	1,179	-
Impairment charge	144,688	-	43,490	-	-	-	-	-	-	144,688	-	43,490
General and administrative expenses	70,974	52,576	44,819	46,718	83,647	126,868	5,555	9,712	13,035	123,247	145,935	184,722
Gain/(loss) on interest rate swaps	(35,488)	(13,229)	(1,226)	(33,455)	(36,974)	8,616	-	(3,870)	983	(68,943)	(54,073)	8,373
Gain/(loss) on FFA's	(4,724)	(13,934)	(31,362)	-	-	-	4,724	13,934	31,362	-	-	-
Income taxes	-	-	-	(27,428)	(43,957)	(44,591)	-	-	-	(27,428)	(43,957)	(44,591)
Net income/(loss)	(144,314)	(115,423)	(265,399)	97,463	(129,396)	64,287	(435)	(43,774)	3,084	(47,286)	(288,593)	(198,028)
Net income/(loss) attributable to Dryships Inc.	(144,314)	(115,423)	(265,399)	74,621	(87,581)	39,222	(435)	(43,774)	3,084	(70,128)	(246,778)	(223,093)
Interest and finance costs	(90,447)	(95,545)	(102,656)	(59,487)	(112,316)	(218,384)	3,761	(2,267)	(11,089)	(146,173)	(210,128)	(332,129)
Interest income	6,733	3,645	2,900	9,810	553	9,595	32	5	3	16,575	4,203	12,498
Change in fair value of derivatives (gain)/loss	(23,041)	(41,801)	(42,125)	(15,114)	(16,063)	(44,383)	-	3,358	(2,351)	(38,155)	(54,506)	(88,859)

Total assets	$ 2,124,848	$ 2,020,180	$ 1,777,176	$ 6,066,646	$ 6,278,860	$ 7,674,674	$ 430,195	$ 579,451	$ 671,842	$ 8,621,689	$ 8,878,491	$ 10,123,692

The drilling revenue shown in the table below is revenue per country based upon he location where the drilling takes place:

	For the years ended December 31,
Country	2011	2012	2013
Ghana	$230,018	$175,595	$-
Turkey	50,183	-	-
Norway	-	-	157,740
Brazil	(617)	233,569	353,397
Greenland	253,125	136	-
Ivory Coast	89,686	-	86,486
Tanzania	78,424	196,415	72,083
Angola	-	79,884	227,603
Namibia	-	33,212	-
Falkland	-	166,795	-
Equatorial Guinea	-	56,297	-
Gabon/ West Africa	-	-	81,104
Liberia	-	-	55,601
Ireland	-	-	104,014
Sierra Leone	-	-	37,272
Other	-	-	4,950
Total leasing and service revenues	$700,819	$941,903	$1,180,250

The Company's vessels operate on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.